Shareholder Report, Average Annual Return (Details)	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	18 Months Ended	23 Months Ended		26 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended		38 Months Ended	42 Months Ended	43 Months Ended		44 Months Ended	45 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	57 Months Ended	59 Months Ended		60 Months Ended	72 Months Ended	80 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Average Annual Return [Line Items]
Average Annual Return, Percent					15.81%
C000197601 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.26%																									1.84%		2.54%
C000204482 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.75%																									1.40%	2.71%
C000228611 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.83%													(2.09%)
C000204442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			32.14%																					19.87%
C000204443 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.29%																					16.88%
C000222947 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.05%																	10.19%
C000218645 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.29%																				11.08%
C000241171 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.99%			7.20%
C000228610 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.44%													0.70%
C000222948 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.37%																(1.08%)
C000202058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.91%																									9.49%	7.08%
C000222949 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.98%																3.28%
C000231722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			10.89%										2.41%
C000237948 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.98%					6.86%
C000218646 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.77%																				15.58%
C000228612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			28.41%													10.30%
C000202059 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			27.27%																									16.73%	14.66%
C000197602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.91%																									11.61%		8.69%
C000237947 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.16%				23.51%
C000243037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.95%		20.49%
C000243040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.20%		16.68%
C000243041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.11%		17.33%
C000221278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%																			(1.74%)
C000221279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.10%																		(0.17%)
C000214349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.35%																							6.70%
C000246147 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.02%
C000229745 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.36%												2.85%
C000237946 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.56%				19.19%
C000214351 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.98%																								8.52%
C000229746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.68%												6.90%
C000243038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.78%	10.78%
C000214352 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.09%																								9.66%
C000243039 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.68%		15.97%
C000229748 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.38%												0.10%
C000234360 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.23%							4.80%
C000234361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.94%								9.53%
C000234362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.98%								11.64%
C000221280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.74%																			0.61%
C000214353 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			24.05%																								15.16%
C000243042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		32.49%
C000229747 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.25%											11.29%
C000246148 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.10%
C000246149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.81%
C000233056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.11%									4.47%
C000214354 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.24%																								15.91%
C000221281 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.57%														(1.60%)
C000226122 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.73%														(1.42%)
C000214357 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.01%																						6.68%
C000226120 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.36%															0.72%
C000214358 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.99%																						7.84%
C000226121 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.14%															6.30%
C000214350 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.77%																						9.07%
C000226117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.16%															8.17%
C000221283 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.71%														0.64%
C000226124 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.87%														0.79%
C000214355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.72%																						14.37%
C000226118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.88%															11.23%
C000236476 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.77%						18.01%
C000236477 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.94%						18.18%
C000214356 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.76%																						16.39%
C000226119 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.03%															13.96%
Bloomberg U.S. Aggregate Bond (Inception Date 1/11/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%																									(0.04%)		1.36%
S&P National AMT-Free Municipal Bond (Inception Date 9/10/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.74%																									1.04%	2.31%
JPMorgan EMBI Global Diversified Bond (Inception Date 6/29/21) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			13.42%													(1.15%)
Russell 1000 (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%																					21.08%
S&P 500 (Inception Date 1/12/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			27.14%																	13.23%
Russell 3000 (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%																				16.24%
Bloomberg U.S. Aggregate Bond (Inception Date 3/14/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%			4.76%
Bloomberg U.S. Aggregate Bond (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%													(1.68%)
Russell 3000 (Inception Date 2/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%																10.48%
MSCI World ex USA (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.45%																									8.72%	7.17%
Bloomberg U.S. Aggregate Bond (Inception Date 11/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%										(1.77%)
Bloomberg U.S. Aggregate Bond (Inception Date 10/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%					5.94%
S&P 500 (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			27.14%																				16.91%
Russell 1000 (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%													9.56%
Russell 1000 (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%																									15.55%	13.47%
Russell 1000 (Inception Date 1/11/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%																									15.55%		12.95%
MSCI ACWI IMI (Inception Date 9/27/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.62%				24.42%
MSCI ACWI IMI (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			22.62%		21.12%
MSCI ACWI ex USA IMI (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			17.78%		15.54%
Bloomberg U.S. Aggregate Bond (Inception Date 10/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%																			(1.65%)
S&P National AMT-Free Municipal Bond (Inception Date 12/8/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.74%																		0.23%
MSCI Emerging Markets IMI (Inception Date 9/17/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.22%																							4.95%
MSCI Emerging Markets (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%
MSCI Emerging Markets IMI (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.22%												(1.20%)
Russell 3000 (Inception Date 9/27/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%				26.49%
MSCI World ex USA IMI (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.80%																								7.81%
MSCI World ex USA (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.45%												5.24%
MSCI World ex USA (Inception Date 7/18/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.45%	13.74%
MSCI World ex USA (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.45%																								8.09%
Bloomberg U.S. Aggregate Bond (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%		5.31%
MSCI World IMI (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			23.54%												7.52%
MSCI Emerging Markets IMI (Inception Date 3/28/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.22%							2.67%
MSCI World ex USA IMI (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.80%								9.20%
Russell 3000 (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%								13.02%
Russell 3000 (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%																								15.05%
Russell 1000 (Inception Date 9/26/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		33.49%
Russell 1000 (Inception Date 9/21/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%											9.82%
Russell 3000 (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.27%
Russell 3000 (Inception Date 1/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%									7.81%
Bloomberg U.S. Aggregate Bond (Inception Date 2/24/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%														(1.37%)
MSCI Emerging Markets IMI (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.22%																						4.74%
MSCI Emerging Markets IMI (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			15.22%															(2.74%)
MSCI World ex USA IMI (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.80%																						7.30%
MSCI World ex USA IMI (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.80%															5.47%
MSCI World ex USA (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.45%																						7.66%
MSCI World ex USA (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.45%															6.16%
Russell 3000 (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%																						14.44%
Russell 3000 (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.14%															11.08%
Russell 1000 (Inception Date 6/21/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			26.60%						21.88%
Bloomberg U.S. Intermediate Corporate Bond (Inception Date 1/11/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.95%																									1.71%		2.63%
Russell 1000 Growth (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.75%																					23.27%
Russell 1000 Value (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.15%																					18.07%
Russell Midcap Growth (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.07%																				9.77%
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 3/14/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			5.54%			5.38%
ICE BofA Convertible (Inception Date 2/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%																(1.98%)
ICE Exchange-Listed Preferred & Hybrid Securities (Inception Date 2/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			12.64%																1.68%
ICE BofA US High Yield Constrained (BB-B) (Inception Date 11/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			11.95%										2.59%
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 10/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.25%					4.83%
Russell 1000 Growth (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.75%													10.67%
Russell 1000 Growth (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			30.75%																									19.08%	16.80%
Russell 1000 Value (Inception Date 1/11/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.15%																									11.16%		8.54%
MSCI ACWI IMI Value (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.63%		19.38%
MSCI ACWI ex USA IMI Value (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.10%		17.92%
MSCI Emerging Markets Small Cap (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.37%
MSCI Emerging Markets IMI Value (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.92%												2.00%
MSCI World ex USA Value (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			20.58%												8.58%
MSCI World ex USA Small Cap (Inception Date 7/18/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.76%	9.84%
MSCI World ex USA Small Cap (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.76%																								6.15%
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			16.97%
S&P Global REIT (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.12%												0.54%
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 10/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.67%																			0.50%
Russell 1000 Value (Inception Date 9/21/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.15%											8.85%
Russell Midcap (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.92%
Russell Midcap Value (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.59%
Russell 2000 (Inception Date 1/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			18.47%									1.90%
Russell 2000 Value (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.25%																								9.38%
MSCI World ex USA Small Cap (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.76%																						5.17%
MSCI World ex USA Small Cap (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			14.76%															1.46%
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 2/24/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			6.67%														0.51%
Russell 1000 Value (Inception Date 6/21/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			21.15%						15.31%
Russell 2000 Value (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.25%																						8.89%
Russell 2000 Value (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			19.25%															6.57%